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October 26, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Life Moneyshare Fund, Inc.
      SEC File No. 2-72584/811-3190

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, IDS Life
      Moneyshare Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                $         0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.          $         0

[iv]  Amount of securities sold during the
      fiscal year.                                     $47,698,473*

[v]   Amount of securities sold pursuant to            $47,698,473
      24f-2.

[vi]  Fee $47,698,473 divided by 2,900 equals          $ 16,447.75

*  Sales of $123,588,153 minus redemptions of $75,889,680.

Enclosed please find an opinion of counsel. The filing fee in the amount of $16,447.75 has been sent by wire transfer.

If you have any questions, please contact the undersigned.

Very truly yours,

IDS LIFE MONEYSHARE FUND, INC.



Leslie L. Ogg
Vice President

LLO/KB/rdh
Enclosures
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Securities and Exchange Commission
October 26, 1995

                                                   IDS Life
                                                  Moneyshare
                                                     Fund
  Shares registered in prior years                          0

  Share price on October 20, 1995                        1.00
  Value of shares                                           0

  Shares registered in current years                        0

  Share price on October 20, 1995                        1.00
  Value of shares                                           0

* Aggregate Sales                                 123,588,153

  Aggregate Redemptions                            75,889,680
  Securities Sold during Fiscal Year               47,698,473

  Fee                                               16,447.75